INCOME TAXES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent		100.00%
Income Tax Examination, Description	The net operating loss carryforward at March 31, 2022 for the years 2002 to 2017 expires in varying amounts from year 2022 to year 2037.	The net operating loss carryforward at December 31, 2021 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.